Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	The Glenmede Fund, Inc.
Entity Central Index Key	0000835663
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000017533
Shareholder Report [Line Items]
Fund Name	Glenmede Disciplined International Equity Portfolio
Class Name	Advisor Class
Trading Symbol	GTCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Glenmede Disciplined International Equity Portfolio - Advisor Class (GTCIX) (the "Portfolio") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at www.glenmedeim.com/funds/fund-documents/. You can also request this information by contacting us at 1-215-419-6662.
Additional Information Phone Number	1-215-419-6662
Additional Information Website	www.glenmedeim.com/funds/fund-documents/
Expenses [Text Block]

What were the Portfolio costs for the period?

 Portfolio Operating Expenses (based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a hypothetical $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
GTCIX	$46	0.86%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.86%	[1]
AssetsNet	$ 101,970,940
Holdings Count | Holding	112
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics (as of 4/30/2026)

Total Net Assets ("TNA")$101,970,940 # of Portfolio Holdings112 Portfolio Turnover Rate39%
Holdings [Text Block]

Country Composition (% of TNA as of 4/30/2026)*

Table Summary
Value	Value
Luxembourg	0.7%
China	0.7%
Israel	0.8%
Sweden	1.0%
Ireland	1.1%
Denmark	1.2%
Brazil	1.3%
Belgium	1.7%
Finland	1.8%
Switzerland	2.7%
Netherlands	3.1%
Australia	3.1%
Italy	3.7%
Hong Kong	4.2%
United States	4.3%
France	6.9%
Spain	7.1%
Germany	8.4%
United Kingdom	11.1%
Canada	13.0%
Japan	20.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of TNA as of 4/30/2026)Footnote Reference*

Table Summary
Lasertec Corp.	1.8%
Siemens Energy AG	1.7%
SBI Holdings, Inc.	1.5%
Toronto-Dominion Bank	1.5%
CaixaBank SA	1.5%
Ipsen SA	1.5%
Sanofi SA	1.5%
BNP Paribas SA	1.5%
Asahi Kasei Corp.	1.5%
Allianz SE	1.5%
Footnote	Description
Footnote*	Excludes short-term investment holdings.

Material Fund Change [Text Block]
C000260453
Shareholder Report [Line Items]
Fund Name	Glenmede Disciplined International Equity Portfolio
Class Name	Institutional Class
Trading Symbol	GTCLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Glenmede Disciplined International Equity Portfolio - Institutional Class (GTCLX) (the "Portfolio") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at www.glenmedeim.com/funds/fund-documents/. You can also request this information by contacting us at 1-215-419-6662.
Additional Information Phone Number	1-215-419-6662
Additional Information Website	www.glenmedeim.com/funds/fund-documents/
Expenses [Text Block]

What were the Portfolio costs for the period?

 Portfolio Operating Expenses (based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a hypothetical $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
GTCLX	$35	0.66%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.66%	[2]
AssetsNet	$ 101,970,940
Holdings Count | Holding	112
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics (as of 4/30/2026)

Total Net Assets ("TNA")$101,970,940 # of Portfolio Holdings112 Portfolio Turnover Rate39%
Holdings [Text Block]

Country Composition (% of TNA as of 4/30/2026)*

Table Summary
Value	Value
Luxembourg	0.7%
China	0.7%
Israel	0.8%
Sweden	1.0%
Ireland	1.1%
Denmark	1.2%
Brazil	1.3%
Belgium	1.7%
Finland	1.8%
Switzerland	2.7%
Netherlands	3.1%
Australia	3.1%
Italy	3.7%
Hong Kong	4.2%
United States	4.3%
France	6.9%
Spain	7.1%
Germany	8.4%
United Kingdom	11.1%
Canada	13.0%
Japan	20.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of TNA as of 4/30/2026)Footnote Reference*

Table Summary
Lasertec Corp.	1.8%
Siemens Energy AG	1.7%
SBI Holdings, Inc.	1.5%
Toronto-Dominion Bank	1.5%
CaixaBank SA	1.5%
Ipsen SA	1.5%
Sanofi SA	1.5%
BNP Paribas SA	1.5%
Asahi Kasei Corp.	1.5%
Allianz SE	1.5%
Footnote	Description
Footnote*	Excludes short-term investment holdings.

Material Fund Change [Text Block]
C000017534
Shareholder Report [Line Items]
Fund Name	Glenmede Disciplined U.S. Equity Portfolio
Class Name	Advisor Class
Trading Symbol	GTLOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Glenmede Disciplined U.S. Equity Portfolio - Advisor Class (GTLOX) (the "Portfolio") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at www.glenmedeim.com/funds/fund-documents/. You can also request this information by contacting us at 1-215-419-6662.
Additional Information Phone Number	1-215-419-6662
Additional Information Website	www.glenmedeim.com/funds/fund-documents/
Expenses [Text Block]

What were the Portfolio costs for the period?

 Portfolio Operating Expenses (based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a hypothetical $10,000 investment	Costs paid as a percentage of a $10,000 investment
GTLOX	$48	0.89%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.89%	[3]
AssetsNet	$ 403,216,865
Holdings Count | Holding	93
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics (as of 4/30/2026)

Total Net Assets ("TNA")$403,216,865 # of Portfolio Holdings93 Portfolio Turnover Rate29%
Holdings [Text Block]

Top 10 Industries (% of TNA as of 4/30/2026)*

Table Summary
Value	Value
Semiconductors & Semiconductor Equipment	15.7%
Software	6.2%
Communications Equipment	4.7%
Biotechnology	4.3%
IT Services	4.2%
Interactive Media & Services	3.8%
Financial Services	3.7%
Technology Hardware, Storage & Peripherals	3.3%
Capital Markets	3.2%
Banks	3.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of TNA as of 4/30/2026)Footnote Reference*

Table Summary
Intel Corp.	3.5%
ON Semiconductor Corp.	2.5%
Arista Networks, Inc.	2.4%
Alphabet, Inc., Class A	2.3%
Hewlett Packard Enterprise Co.	2.2%
Micron Technology, Inc.	2.2%
Lam Research Corp.	2.2%
Zoom Communications, Inc.	2.1%
Applied Materials, Inc.	2.1%
Twilio, Inc., Class A	2.0%
Footnote	Description
Footnote*	Excludes short-term investment holdings.

Material Fund Change [Text Block]
C000158301
Shareholder Report [Line Items]
Fund Name	Glenmede Disciplined U.S. Equity Portfolio
Class Name	Institutional Class
Trading Symbol	GTLIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Glenmede Disciplined U.S. Equity Portfolio - Institutional Class (GTLIX) (the "Portfolio") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at www.glenmedeim.com/funds/fund-documents/. You can also request this information by contacting us at 1-215-419-6662.
Additional Information Phone Number	1-215-419-6662
Additional Information Website	www.glenmedeim.com/funds/fund-documents/
Expenses [Text Block]

What were the Portfolio costs for the period?

 Portfolio Operating Expenses (based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a hypothetical $10,000 investment	Costs paid as a percentage of a $10,000 investment
GTLIX	$37	0.69%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.69%	[4]
AssetsNet	$ 403,216,865
Holdings Count | Holding	93
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics (as of 4/30/2026)

Total Net Assets ("TNA")$403,216,865 # of Portfolio Holdings93 Portfolio Turnover Rate29%
Holdings [Text Block]

Top 10 Industries (% of TNA as of 4/30/2026)*

Table Summary
Value	Value
Semiconductors & Semiconductor Equipment	15.7%
Software	6.2%
Communications Equipment	4.7%
Biotechnology	4.3%
IT Services	4.2%
Interactive Media & Services	3.8%
Financial Services	3.7%
Technology Hardware, Storage & Peripherals	3.3%
Capital Markets	3.2%
Banks	3.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of TNA as of 4/30/2026)Footnote Reference*

Table Summary
Intel Corp.	3.5%
ON Semiconductor Corp.	2.5%
Arista Networks, Inc.	2.4%
Alphabet, Inc., Class A	2.3%
Hewlett Packard Enterprise Co.	2.2%
Micron Technology, Inc.	2.2%
Lam Research Corp.	2.2%
Zoom Communications, Inc.	2.1%
Applied Materials, Inc.	2.1%
Twilio, Inc., Class A	2.0%
Footnote	Description
Footnote*	Excludes short-term investment holdings.

Material Fund Change [Text Block]
C000017535
Shareholder Report [Line Items]
Fund Name	Glenmede Disciplined U.S. Growth Equity Portfolio
Class Name	Advisor Class
Trading Symbol	GTLLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Glenmede Disciplined U.S. Growth Equity Portfolio - Advisor Class (GTLLX) (the "Portfolio") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at www.glenmedeim.com/funds/fund-documents/. You can also request this information by contacting us at 1-215-419-6662.
Additional Information Phone Number	1-215-419-6662
Additional Information Website	www.glenmedeim.com/funds/fund-documents/
Expenses [Text Block]

What were the Portfolio costs for the period?

 Portfolio Operating Expenses (based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a hypothetical $10,000 investment	Costs paid as a percentage of a $10,000 investment
GTLLX	$44	0.87%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.87%	[5]
AssetsNet	$ 1,178,289,858
Holdings Count | Holding	61
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics (as of 4/30/2026)

Total Net Assets ("TNA")$1,178,289,858 # of Portfolio Holdings61 Portfolio Turnover Rate30%
Holdings [Text Block]

Top 10 Industries (% of TNA as of 4/30/2026)*

Table Summary
Value	Value
Semiconductors & Semiconductor Equipment	20.8%
Software	12.6%
Specialty Retail	6.5%
Interactive Media & Services	6.1%
Technology Hardware, Storage & Peripherals	5.2%
Electronic Equipment, Instruments & Components	5.0%
Entertainment	4.7%
IT Services	4.5%
Financial Services	4.2%
Communications Equipment	3.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of TNA as of 4/30/2026)Footnote Reference*

Table Summary
Marvell Technology, Inc.	4.1%
Arista Networks, Inc.	3.7%
Alphabet, Inc., Class A	3.5%
Lam Research Corp.	3.2%
Twilio, Inc., Class A	3.1%
NVIDIA Corp.	3.1%
Amphenol Corp., Class A	3.1%
Applied Materials, Inc.	3.0%
Teradyne, Inc.	3.0%
KLA Corp.	2.8%
Footnote	Description
Footnote*	Excludes short-term investment holdings.

Material Fund Change [Text Block]
C000158302
Shareholder Report [Line Items]
Fund Name	Glenmede Disciplined U.S. Growth Equity Portfolio
Class Name	Institutional Class
Trading Symbol	GTILX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Glenmede Disciplined U.S. Growth Equity Portfolio - Institutional Class (GTILX) (the "Portfolio") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at www.glenmedeim.com/funds/fund-documents/. You can also request this information by contacting us at 1-215-419-6662.
Additional Information Phone Number	1-215-419-6662
Additional Information Website	www.glenmedeim.com/funds/fund-documents/
Expenses [Text Block]

What were the Portfolio costs for the period?

 Portfolio Operating Expenses (based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a hypothetical $10,000 investment	Costs paid as a percentage of a $10,000 investment
GTILX	$34	0.67%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%	[6]
AssetsNet	$ 1,178,289,858
Holdings Count | Holding	61
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics (as of 4/30/2026)

Total Net Assets ("TNA")$1,178,289,858 # of Portfolio Holdings61 Portfolio Turnover Rate30%
Holdings [Text Block]

Top 10 Industries (% of TNA as of 4/30/2026)*

Table Summary
Value	Value
Semiconductors & Semiconductor Equipment	20.8%
Software	12.6%
Specialty Retail	6.5%
Interactive Media & Services	6.1%
Technology Hardware, Storage & Peripherals	5.2%
Electronic Equipment, Instruments & Components	5.0%
Entertainment	4.7%
IT Services	4.5%
Financial Services	4.2%
Communications Equipment	3.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of TNA as of 4/30/2026)Footnote Reference*

Table Summary
Marvell Technology, Inc.	4.1%
Arista Networks, Inc.	3.7%
Alphabet, Inc., Class A	3.5%
Lam Research Corp.	3.2%
Twilio, Inc., Class A	3.1%
NVIDIA Corp.	3.1%
Amphenol Corp., Class A	3.1%
Applied Materials, Inc.	3.0%
Teradyne, Inc.	3.0%
KLA Corp.	2.8%
Footnote	Description
Footnote*	Excludes short-term investment holdings.

Material Fund Change [Text Block]
C000195216
Shareholder Report [Line Items]
Fund Name	Glenmede Disciplined U.S. Small Cap Equity Portfolio
Class Name	Advisor Class
Trading Symbol	GQSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Glenmede Disciplined U.S. Small Cap Equity Portfolio - Advisor Class (GQSCX) (the "Portfolio") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at www.glenmedeim.com/funds/fund-documents/. You can also request this information by contacting us at 1-215-419-6662.
Additional Information Phone Number	1-215-419-6662
Additional Information Website	www.glenmedeim.com/funds/fund-documents/
Expenses [Text Block]

What were the Portfolio costs for the period?

 Portfolio Operating Expenses (based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a hypothetical $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
GQSCX	$47	0.85%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.85%	[7]
AssetsNet	$ 3,183,535
Holdings Count | Holding	146
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics (as of 4/30/2026)

Total Net Assets ("TNA")$3,183,535 # of Portfolio Holdings146 Portfolio Turnover Rate45%
Holdings [Text Block]

Top 10 Industries (% of TNA as of 4/30/2026)*

Table Summary
Value	Value
Banks	8.8%
Biotechnology	6.8%
Machinery	6.2%
Software	6.1%
Electronic Equipment, Instruments & Components	4.4%
Oil, Gas & Consumable Fuels	4.2%
Health Care Providers & Services	3.5%
Metals & Mining	3.4%
Pharmaceuticals	3.1%
Semiconductors & Semiconductor Equipment	2.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of TNA as of 4/30/2026)Footnote Reference*

Table Summary
EZCORP, Inc., Class A	1.8%
Constellium SE	1.8%
Allient, Inc.	1.3%
Benchmark Electronics, Inc.	1.3%
Hamilton Insurance Group Ltd., Class B	1.2%
Resideo Technologies, Inc.	1.2%
Photronics, Inc.	1.2%
Par Pacific Holdings, Inc.	1.1%
Green Plains, Inc.	1.1%
EnerSys	1.1%
Footnote	Description
Footnote*	Excludes short-term investment holdings.

Material Fund Change [Text Block]
C000260455
Shareholder Report [Line Items]
Fund Name	Glenmede Disciplined U.S. Small Cap Equity Portfolio
Class Name	Institutional Class
Trading Symbol	GQSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Glenmede Disciplined U.S. Small Cap Equity Portfolio - Institutional Class (GQSIX) (the "Portfolio") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at www.glenmedeim.com/funds/fund-documents/. You can also request this information by contacting us at 1-215-419-6662.
Additional Information Phone Number	1-215-419-6662
Additional Information Website	www.glenmedeim.com/funds/fund-documents/
Expenses [Text Block]

What were the Portfolio costs for the period?

 Portfolio Operating Expenses (based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a hypothetical $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
GQSIX	$36	0.65%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.65%	[8]
AssetsNet	$ 3,183,535
Holdings Count | Holding	146
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics (as of 4/30/2026)

Total Net Assets ("TNA")$3,183,535 # of Portfolio Holdings146 Portfolio Turnover Rate45%
Holdings [Text Block]

Top 10 Industries (% of TNA as of 4/30/2026)*

Table Summary
Value	Value
Banks	8.8%
Biotechnology	6.8%
Machinery	6.2%
Software	6.1%
Electronic Equipment, Instruments & Components	4.4%
Oil, Gas & Consumable Fuels	4.2%
Health Care Providers & Services	3.5%
Metals & Mining	3.4%
Pharmaceuticals	3.1%
Semiconductors & Semiconductor Equipment	2.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of TNA as of 4/30/2026)Footnote Reference*

Table Summary
EZCORP, Inc., Class A	1.8%
Constellium SE	1.8%
Allient, Inc.	1.3%
Benchmark Electronics, Inc.	1.3%
Hamilton Insurance Group Ltd., Class B	1.2%
Resideo Technologies, Inc.	1.2%
Photronics, Inc.	1.2%
Par Pacific Holdings, Inc.	1.1%
Green Plains, Inc.	1.1%
EnerSys	1.1%
Footnote	Description
Footnote*	Excludes short-term investment holdings.

Material Fund Change [Text Block]
C000195215
Shareholder Report [Line Items]
Fund Name	Glenmede Disciplined U.S. Value Equity Portfolio
Class Name	Advisor Class
Trading Symbol	GQLVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Glenmede Disciplined U.S. Value Equity Portfolio - Advisor Class (GQLVX) (the "Portfolio") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at www.glenmedeim.com/funds/fund-documents/. You can also request this information by contacting us at 1-215-419-6662.
Additional Information Phone Number	1-215-419-6662
Additional Information Website	www.glenmedeim.com/funds/fund-documents/
Expenses [Text Block]

What were the Portfolio costs for the period?

 Portfolio Operating Expenses (based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a hypothetical $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
GQLVX	$45	0.85%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.85%	[9]
AssetsNet	$ 2,585,726
Holdings Count | Holding	82
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics (as of 4/30/2026)

Total Net Assets ("TNA")$2,585,726 # of Portfolio Holdings82 Portfolio Turnover Rate39%
Holdings [Text Block]

Top 10 Industries (% of TNA as of 4/30/2026)*

Table Summary
Value	Value
Pharmaceuticals	5.9%
Banks	5.8%
Health Care Providers & Services	5.6%
Semiconductors & Semiconductor Equipment	5.5%
Oil, Gas & Consumable Fuels	4.5%
Capital Markets	4.1%
Media	4.1%
Electric Utilities	3.7%
Financial Services	3.4%
Household Products	3.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of TNA as of 4/30/2026)Footnote Reference*

Table Summary
Intel Corp.	3.6%
TechnipFMC PLC	3.0%
Hewlett Packard Enterprise Co.	2.5%
Bristol-Myers Squibb Co.	2.4%
Johnson Controls International PLC	2.4%
U.S. Bancorp	2.3%
eBay, Inc.	2.3%
CME Group, Inc.	2.3%
Cisco Systems, Inc.	2.2%
Omnicom Group, Inc.	2.1%
Footnote	Description
Footnote*	Excludes short-term investment holdings.

Material Fund Change [Text Block]
C000164151
Shareholder Report [Line Items]
Fund Name	Glenmede Energy Resilience Portfolio
Class Name	Advisor Class
Trading Symbol	RESGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Glenmede Energy Resilience Portfolio - Advisor Class (RESGX) (the "Portfolio") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at www.glenmedeim.com/funds/fund-documents/. You can also request this information by contacting us at 1-215-419-6662.
Additional Information Phone Number	1-215-419-6662
Additional Information Website	www.glenmedeim.com/funds/fund-documents/
Expenses [Text Block]

What were the Portfolio costs for the period?

 Portfolio Operating Expenses (based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a hypothetical $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
RESGX	$46	0.85%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.85%	[10]
AssetsNet	$ 14,057,701
Holdings Count | Holding	51
InvestmentCompanyPortfolioTurnover	130.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics (as of 4/30/2026)

Total Net Assets ("TNA")$14,057,701 # of Portfolio Holdings51 Portfolio Turnover Rate130%
Holdings [Text Block]

Top 10 Industries (% of TNA as of 4/30/2026)*

Table Summary
Value	Value
Banks	21.9%
Electric Utilities	9.1%
Semiconductors & Semiconductor Equipment	8.5%
IT Services	5.5%
Chemicals	5.3%
Communications Equipment	5.3%
Oil, Gas & Consumable Fuels	4.5%
Independent Power & Renewable Electricity Producers	3.5%
Machinery	3.3%
Metals & Mining	3.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of TNA as of 4/30/2026)Footnote Reference*

Table Summary
Intel Corp.	5.6%
Dow, Inc.	3.8%
Alcoa Corp.	3.2%
Hewlett Packard Enterprise Co.	3.1%
Flex Ltd.	3.0%
Cirrus Logic, Inc.	2.9%
F5, Inc.	2.7%
Cisco Systems, Inc.	2.6%
Akamai Technologies, Inc.	2.5%
Valero Energy Corp.	2.4%
Footnote	Description
Footnote*	Excludes short-term investment holdings.

Material Fund Change [Text Block]
C000176162
Shareholder Report [Line Items]
Fund Name	Glenmede Equity Income Portfolio
Class Name	Advisor Class
Trading Symbol	GEQIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Glenmede Equity Income Portfolio - Advisor Class (GEQIX) (the "Portfolio") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at www.glenmedeim.com/funds/fund-documents/. You can also request this information by contacting us at 1-215-419-6662.
Additional Information Phone Number	1-215-419-6662
Additional Information Website	www.glenmedeim.com/funds/fund-documents/
Expenses [Text Block]

What were the Portfolio costs for the period?

 Portfolio Operating Expenses (based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a hypothetical $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
GEQIX	$44	0.85%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%	[11]
AssetsNet	$ 13,067,078
Holdings Count | Holding	45
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics (as of 4/30/2026)

Total Net Assets ("TNA")$13,067,078 # of Portfolio Holdings45 Portfolio Turnover Rate6%
Holdings [Text Block]

Top 10 Industries (% of TNA as of 4/30/2026)*

Table Summary
Value	Value
Capital Markets	9.7%
Machinery	6.7%
Banks	6.1%
Health Care Equipment & Supplies	5.2%
Oil, Gas & Consumable Fuels	5.0%
Specialty Retail	4.9%
Insurance	4.7%
Hotels, Restaurants & Leisure	4.3%
Semiconductors & Semiconductor Equipment	4.0%
Communications Equipment	3.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of TNA as of 4/30/2026)Footnote Reference*

Table Summary
Texas Instruments, Inc.	4.0%
Cisco Systems, Inc.	3.9%
JPMorgan Chase & Co.	3.9%
Morgan Stanley	3.5%
TE Connectivity PLC	3.2%
Ross Stores, Inc.	3.2%
RTX Corp.	3.1%
Allstate Corp.	3.1%
DTE Energy Co.	2.8%
Ferguson Enterprises, Inc.	2.8%
Footnote	Description
Footnote*	Excludes short-term investment holdings.

Material Fund Change [Text Block]
C000118430
Shareholder Report [Line Items]
Fund Name	Glenmede Global Secured Options Portfolio
Class Name	Advisor Class
Trading Symbol	NOVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Glenmede Global Secured Options Portfolio - Advisor Class (NOVIX) (the "Portfolio") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at www.glenmedeim.com/funds/fund-documents/. You can also request this information by contacting us at 1-215-419-6662.
Additional Information Phone Number	1-215-419-6662
Additional Information Website	www.glenmedeim.com/funds/fund-documents/
Expenses [Text Block]

What were the Portfolio costs for the period?

 Portfolio Operating Expenses (based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a hypothetical $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
NOVIX	$45	0.85%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.85%	[12]
AssetsNet	$ 18,214,192
Holdings Count | Holding	13
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics (as of 4/30/2026)

Total Net Assets ("TNA")$18,214,192 # of Portfolio Holdings13 Portfolio Turnover Rate13%
Holdings [Text Block]

Sector Diversification (% of TNA as of 4/30/2026)

Table Summary
Value	Value
Purchased and Written Options	48.9%Footnote Reference(a)
Exchange-Traded Funds	40.8%
Money Market Fund	6.0%
U.S. Treasury Bill	3.3%
Repurchase Agreement	0.2%
Footnote	Description
Footnote(a)	The total percentage of net assets of purchased options and written options were 65.7% and -16.8%, respectively, as of April 30, 2026.

Material Fund Change [Text Block]
C000260454
Shareholder Report [Line Items]
Fund Name	Glenmede Global Secured Options Portfolio
Class Name	Institutional Class
Trading Symbol	NOVLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Glenmede Global Secured Options Portfolio - Institutional Class (NOVLX) (the "Portfolio") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at www.glenmedeim.com/funds/fund-documents/. You can also request this information by contacting us at 1-215-419-6662.
Additional Information Phone Number	1-215-419-6662
Additional Information Website	www.glenmedeim.com/funds/fund-documents/
Expenses [Text Block]

What were the Portfolio costs for the period?

 Portfolio Operating Expenses (based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a hypothetical $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
NOVLX	$34	0.65%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%	[13]
AssetsNet	$ 18,214,192
Holdings Count | Holding	13
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics (as of 4/30/2026)

Total Net Assets ("TNA")$18,214,192 # of Portfolio Holdings13 Portfolio Turnover Rate13%
Holdings [Text Block]

Sector Diversification (% of TNA as of 4/30/2026)

Table Summary
Value	Value
Purchased and Written Options	48.9%Footnote Reference(a)
Exchange-Traded Funds	40.8%
Money Market Fund	6.0%
U.S. Treasury Bill	3.3%
Repurchase Agreement	0.2%
Footnote	Description
Footnote(a)	The total percentage of net assets of purchased options and written options were 65.7% and -16.8%, respectively, as of April 30, 2026.

Material Fund Change [Text Block]
C000035926
Shareholder Report [Line Items]
Fund Name	Glenmede Long/Short Equity Portfolio
Class Name	Advisor Class
Trading Symbol	GTAPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Glenmede Long/Short Equity Portfolio - Advisor Class (GTAPX) (the "Portfolio") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at www.glenmedeim.com/funds/fund-documents/. You can also request this information by contacting us at 1-215-419-6662.
Additional Information Phone Number	1-215-419-6662
Additional Information Website	www.glenmedeim.com/funds/fund-documents/
Expenses [Text Block]

What were the Portfolio costs for the period?

 Portfolio Operating Expenses (based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a hypothetical $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
GTAPX	$118	2.28%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	2.28%	[14]
AssetsNet	$ 41,630,450
Holdings Count | Holding	177
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics (as of 4/30/2026)

Total Net Assets ("TNA")$41,630,450 # of Portfolio Holdings177 Portfolio Turnover Rate50%
Holdings [Text Block]

Top 10 Industries (% of TNA as of 4/30/2026)*

Table Summary
Value	Value
Financial Services	11.0%
Capital Markets	8.1%
Semiconductors & Semiconductor Equipment	7.2%
Trading Companies & Distributors	7.2%
Hotels, Restaurants & Leisure	6.6%
Electronic Equipment, Instruments & Components	6.4%
Insurance	5.5%
IT Services	5.1%
Specialty Retail	4.6%
Aerospace & Defense	4.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of TNA as of 4/30/2026)Footnote Reference*

Table Summary
Sanmina Corp.	2.3%
WESCO International, Inc.	2.2%
Baker Hughes Co.	2.1%
eBay, Inc.	2.1%
Applied Materials, Inc.	2.0%
Amphenol Corp., Class A	1.9%
Rush Enterprises, Inc., Class A	1.9%
Lam Research Corp.	1.9%
Gates Industrial Corp. PLC	1.8%
Union Pacific Corp.	1.8%Footnote Reference(a)
Footnote	Description
Footnote(a)	Reflects the absolute value market value percentage for this security sold short.
Footnote*	Excludes short-term investment holdings.

Material Fund Change [Text Block]
C000211480
Shareholder Report [Line Items]
Fund Name	Glenmede Long/Short Equity Portfolio
Class Name	Institutional Class
Trading Symbol	GTLSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Glenmede Long/Short Equity Portfolio - Institutional Class (GTLSX) (the "Portfolio") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at www.glenmedeim.com/funds/fund-documents/. You can also request this information by contacting us at 1-215-419-6662.
Additional Information Phone Number	1-215-419-6662
Additional Information Website	www.glenmedeim.com/funds/fund-documents/
Expenses [Text Block]

What were the Portfolio costs for the period?

 Portfolio Operating Expenses (based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a hypothetical $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
GTLSX	$106	2.05%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	2.05%	[15]
AssetsNet	$ 41,630,450
Holdings Count | Holding	177
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics (as of 4/30/2026)

Total Net Assets ("TNA")$41,630,450 # of Portfolio Holdings177 Portfolio Turnover Rate50%
Holdings [Text Block]

Top 10 Industries (% of TNA as of 4/30/2026)*

Table Summary
Value	Value
Financial Services	11.0%
Capital Markets	8.1%
Semiconductors & Semiconductor Equipment	7.2%
Trading Companies & Distributors	7.2%
Hotels, Restaurants & Leisure	6.6%
Electronic Equipment, Instruments & Components	6.4%
Insurance	5.5%
IT Services	5.1%
Specialty Retail	4.6%
Aerospace & Defense	4.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of TNA as of 4/30/2026)Footnote Reference*

Table Summary
Sanmina Corp.	2.3%
WESCO International, Inc.	2.2%
Baker Hughes Co.	2.1%
eBay, Inc.	2.1%
Applied Materials, Inc.	2.0%
Amphenol Corp., Class A	1.9%
Rush Enterprises, Inc., Class A	1.9%
Lam Research Corp.	1.9%
Gates Industrial Corp. PLC	1.8%
Union Pacific Corp.	1.8%Footnote Reference(a)
Footnote	Description
Footnote(a)	Reflects the absolute value market value percentage for this security sold short.
Footnote*	Excludes short-term investment holdings.

Material Fund Change [Text Block]
C000090298
Shareholder Report [Line Items]
Fund Name	Glenmede Secured Options Portfolio
Class Name	Advisor Class
Trading Symbol	GTSOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Glenmede Secured Options Portfolio - Advisor Class (GTSOX) (the "Portfolio") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at www.glenmedeim.com/funds/fund-documents/. You can also request this information by contacting us at 1-215-419-6662.
Additional Information Phone Number	1-215-419-6662
Additional Information Website	www.glenmedeim.com/funds/fund-documents/
Expenses [Text Block]

What were the Portfolio costs for the period?

 Portfolio Operating Expenses (based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a hypothetical $10,000 investment	Costs paid as a percentage of a $10,000 investment
GTSOX	$45	0.89%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%	[16]
AssetsNet	$ 363,140,380
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics (as of 4/30/2026)

Total Net Assets ("TNA")$363,140,380 # of Portfolio Holdings12 Portfolio Turnover Rate0%
Holdings [Text Block]

Sector Diversification (% of TNA as of 4/30/2026)

Table Summary
Value	Value
Purchased and Written Options	79.5%Footnote Reference(a)
Exchange-Traded Funds	9.8%
U.S. Treasury Bills	8.2%
Money Market Fund	2.5%
Repurchase Agreement	0.1%
Footnote	Description
Footnote(a)	The total percentage of net assets of purchased options and written options were 106.6% and -27.1%, respectively, as of April 30, 2026.

Material Fund Change [Text Block]
C000173616
Shareholder Report [Line Items]
Fund Name	Glenmede Secured Options Portfolio
Class Name	Institutional Class
Trading Symbol	GLSOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Glenmede Secured Options Portfolio - Institutional Class (GLSOX) (the "Portfolio") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at www.glenmedeim.com/funds/fund-documents/. You can also request this information by contacting us at 1-215-419-6662.
Additional Information Phone Number	1-215-419-6662
Additional Information Website	www.glenmedeim.com/funds/fund-documents/
Expenses [Text Block]

What were the Portfolio costs for the period?

 Portfolio Operating Expenses (based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a hypothetical $10,000 investment	Costs paid as a percentage of a $10,000 investment
GLSOX	$35	0.69%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%	[17]
AssetsNet	$ 363,140,380
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics (as of 4/30/2026)

Total Net Assets ("TNA")$363,140,380 # of Portfolio Holdings12 Portfolio Turnover Rate0%
Holdings [Text Block]

Sector Diversification (% of TNA as of 4/30/2026)

Table Summary
Value	Value
Purchased and Written Options	79.5%Footnote Reference(a)
Exchange-Traded Funds	9.8%
U.S. Treasury Bills	8.2%
Money Market Fund	2.5%
Repurchase Agreement	0.1%
Footnote	Description
Footnote(a)	The total percentage of net assets of purchased options and written options were 106.6% and -27.1%, respectively, as of April 30, 2026.

Material Fund Change [Text Block]
C000017538
Shareholder Report [Line Items]
Fund Name	Glenmede Small Cap Equity Portfolio
Class Name	Advisor Class
Trading Symbol	GTCSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Glenmede Small Cap Equity Portfolio - Advisor Class (GTCSX) (the "Portfolio") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at www.glenmedeim.com/funds/fund-documents/. You can also request this information by contacting us at 1-215-419-6662.
Additional Information Phone Number	1-215-419-6662
Additional Information Website	www.glenmedeim.com/funds/fund-documents/
Expenses [Text Block]

What were the Portfolio costs for the period?

 Portfolio Operating Expenses (based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a hypothetical $10,000 investment	Costs paid as a percentage of a $10,000 investment
GTCSX	$50	0.96%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.96%	[18]
AssetsNet	$ 983,860,977
Holdings Count | Holding	87
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics (as of 4/30/2026)

Total Net Assets ("TNA")$983,860,977 # of Portfolio Holdings87 Portfolio Turnover Rate17%
Holdings [Text Block]

Top 10 Industries (% of TNA as of 4/30/2026)*

Table Summary
Value	Value
Banks	9.1%
Health Care Equipment & Supplies	7.9%
Capital Markets	4.9%
Construction & Engineering	4.5%
Electrical Equipment	3.8%
Oil, Gas & Consumable Fuels	3.8%
Software	3.6%
Professional Services	3.6%
Financial Services	3.5%
IT Services	3.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of TNA as of 4/30/2026)Footnote Reference*

Table Summary
EnerSys	2.4%
TTM Technologies, Inc.	2.0%
WESCO International, Inc.	1.9%
Diodes, Inc.	1.8%
Stifel Financial Corp.	1.8%
Arcosa, Inc.	1.7%
CACI International, Inc., Class A	1.7%
Dycom Industries, Inc.	1.7%
FNB Corp.	1.7%
Frontdoor, Inc.	1.7%
Footnote	Description
Footnote*	Excludes short-term investment holdings.

Material Fund Change [Text Block]
C000017539
Shareholder Report [Line Items]
Fund Name	Glenmede Small Cap Equity Portfolio
Class Name	Institutional Class
Trading Symbol	GTSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Glenmede Small Cap Equity Portfolio - Institutional Class (GTSCX) (the "Portfolio") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at www.glenmedeim.com/funds/fund-documents/. You can also request this information by contacting us at 1-215-419-6662.
Additional Information Phone Number	1-215-419-6662
Additional Information Website	www.glenmedeim.com/funds/fund-documents/
Expenses [Text Block]

What were the Portfolio costs for the period?

 Portfolio Operating Expenses (based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a hypothetical $10,000 investment	Costs paid as a percentage of a $10,000 investment
GTSCX	$40	0.76%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.76%	[19]
AssetsNet	$ 983,860,977
Holdings Count | Holding	87
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics (as of 4/30/2026)

Total Net Assets ("TNA")$983,860,977 # of Portfolio Holdings87 Portfolio Turnover Rate17%
Holdings [Text Block]

Top 10 Industries (% of TNA as of 4/30/2026)*

Table Summary
Value	Value
Banks	9.1%
Health Care Equipment & Supplies	7.9%
Capital Markets	4.9%
Construction & Engineering	4.5%
Electrical Equipment	3.8%
Oil, Gas & Consumable Fuels	3.8%
Software	3.6%
Professional Services	3.6%
Financial Services	3.5%
IT Services	3.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of TNA as of 4/30/2026)Footnote Reference*

Table Summary
EnerSys	2.4%
TTM Technologies, Inc.	2.0%
WESCO International, Inc.	1.9%
Diodes, Inc.	1.8%
Stifel Financial Corp.	1.8%
Arcosa, Inc.	1.7%
CACI International, Inc., Class A	1.7%
Dycom Industries, Inc.	1.7%
FNB Corp.	1.7%
Frontdoor, Inc.	1.7%
Footnote	Description
Footnote*	Excludes short-term investment holdings.

Material Fund Change [Text Block]
C000164152
Shareholder Report [Line Items]
Fund Name	Glenmede SMID Core Equity Portfolio
Class Name	Advisor Class
Trading Symbol	GWILX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Glenmede SMID Core Equity Portfolio - Advisor Class (GWILX) (the "Portfolio") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at www.glenmedeim.com/funds/fund-documents/. You can also request this information by contacting us at 1-215-419-6662.
Additional Information Phone Number	1-215-419-6662
Additional Information Website	www.glenmedeim.com/funds/fund-documents/
Expenses [Text Block]

What were the Portfolio costs for the period?

 Portfolio Operating Expenses (based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a hypothetical $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
GWILX	$42	0.85%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.85%	[20]
AssetsNet	$ 3,685,221
Holdings Count | Holding	25
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics (as of 4/30/2026)

Total Net Assets ("TNA")$3,685,221 # of Portfolio Holdings25 Portfolio Turnover Rate30%
Holdings [Text Block]

Top 10 Industries (% of TNA as of 4/30/2026)*

Table Summary
Value	Value
Software	10.8%
Professional Services	6.6%
Trading Companies & Distributors	5.6%
Health Care Equipment & Supplies	4.7%
Chemicals	4.7%
Banks	4.6%
Construction & Engineering	4.5%
Retail REITs	4.5%
Hotels, Restaurants & Leisure	4.3%
Biotechnology	4.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of TNA as of 4/30/2026)Footnote Reference*

Table Summary
WESCO International, Inc.	5.6%
Globus Medical, Inc., Class A	4.7%
Minerals Technologies, Inc.	4.7%
Truist Financial Corp.	4.6%
EMCOR Group, Inc.	4.5%
Zoom Communications, Inc.	4.5%
InvenTrust Properties Corp.	4.5%
MGM Resorts International	4.3%
Catalyst Pharmaceuticals, Inc.	4.3%
World Kinect Corp.	4.1%
Footnote	Description
Footnote*	Excludes short-term investment holdings.

Material Fund Change [Text Block]
C000017540
Shareholder Report [Line Items]
Fund Name	Glenmede Strategic Equity Portfolio
Class Name	Advisor Class
Trading Symbol	GTCEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Glenmede Strategic Equity Portfolio - Advisor Class (GTCEX) (the "Portfolio") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at www.glenmedeim.com/funds/fund-documents/. You can also request this information by contacting us at 1-215-419-6662.
Additional Information Phone Number	1-215-419-6662
Additional Information Website	www.glenmedeim.com/funds/fund-documents/
Expenses [Text Block]

What were the Portfolio costs for the period?

 Portfolio Operating Expenses (based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a hypothetical $10,000 investment	Costs paid as a percentage of a $10,000 investment
GTCEX	$45	0.90%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%	[21]
AssetsNet	$ 108,799,330
Holdings Count | Holding	42
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics (as of 4/30/2026)

Total Net Assets ("TNA")$108,799,330 # of Portfolio Holdings42 Portfolio Turnover Rate8%
Holdings [Text Block]

Top 10 Industries (% of TNA as of 4/30/2026)*

Table Summary
Value	Value
Interactive Media & Services	8.3%
Software	6.2%
Hotels, Restaurants & Leisure	6.0%
Banks	5.8%
Financial Services	5.4%
Specialty Retail	5.2%
Electronic Equipment, Instruments & Components	4.8%
Technology Hardware, Storage & Peripherals	4.7%
Ground Transportation	4.7%
Life Sciences Tools & Services	4.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of TNA as of 4/30/2026)Footnote Reference*

Table Summary
Alphabet, Inc., Class C	8.3%
Amphenol Corp., Class A	4.8%
Microsoft Corp.	4.8%
Apple, Inc.	4.7%
Mastercard, Inc., Class A	4.2%
Booking Holdings, Inc.	3.7%
Cisco Systems, Inc.	3.5%
JPMorgan Chase & Co.	3.4%
Amazon.com, Inc.	3.0%
Parker-Hannifin Corp.	2.9%
Footnote	Description
Footnote*	Excludes short-term investment holdings.

Material Fund Change [Text Block]
C000035927
Shareholder Report [Line Items]
Fund Name	Glenmede Total Market Plus Equity Portfolio
Class Name	Advisor Class
Trading Symbol	GTTMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Glenmede Total Market Plus Equity Portfolio - Advisor Class (GTTMX) (the "Portfolio") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at www.glenmedeim.com/funds/fund-documents/. You can also request this information by contacting us at 1-215-419-6662.
Additional Information Phone Number	1-215-419-6662
Additional Information Website	www.glenmedeim.com/funds/fund-documents/
Expenses [Text Block]

What were the Portfolio costs for the period?

 Portfolio Operating Expenses (based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a hypothetical $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
GTTMX	$101	1.91%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	1.91%	[22]
AssetsNet	$ 24,556,074
Holdings Count | Holding	185
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics (as of 4/30/2026)

Total Net Assets ("TNA")$24,556,074 # of Portfolio Holdings185 Portfolio Turnover Rate38%
Holdings [Text Block]

Top 10 Industries (% of TNA as of 4/30/2026)*

Table Summary
Value	Value
Semiconductors & Semiconductor Equipment	14.7%
Hotels, Restaurants & Leisure	8.6%
IT Services	8.3%
Financial Services	7.7%
Machinery	7.0%
Software	6.9%
Biotechnology	6.4%
Capital Markets	6.1%
Interactive Media & Services	5.8%
Communications Equipment	5.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of TNA as of 4/30/2026)Footnote Reference*

Table Summary
Applied Materials, Inc.	3.1%
KLA Corp.	3.0%
Baker Hughes Co.	3.0%
Catalyst Pharmaceuticals, Inc.	2.9%
Lam Research Corp.	2.9%
Alphabet, Inc., Class A	2.8%
F5, Inc.	2.8%
eBay, Inc.	2.8%
Cisco Systems, Inc.	2.6%
WESCO International, Inc.	2.6%
Footnote	Description
Footnote*	Excludes short-term investment holdings.

Material Fund Change [Text Block]
C000272247
Shareholder Report [Line Items]
Fund Name	Glenmede Total Market Plus Equity Portfolio
Class Name	Institutional Class
Trading Symbol	GTTLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Glenmede Total Market Plus Equity Portfolio - Institutional Class (GTTLX) (the "Portfolio") for the period of March 9, 2026 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at www.glenmedeim.com/funds/fund-documents/. You can also request this information by contacting us at 1-215-419-6662.
Additional Information Phone Number	1-215-419-6662
Additional Information Website	www.glenmedeim.com/funds/fund-documents/
Expenses [Text Block]

What were the Portfolio costs for the period?

 Portfolio Operating Expenses (based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a hypothetical $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
GTTLX	$17	1.14%Footnote Reference(a)Footnote Reference(b)
Footnote	Description
Footnote(a)	Annualized
Footnote(b)	The Institutional Class commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	1.14%	[23],[24]
Expenses Short Period Footnote [Text Block]	The Institutional Class commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
AssetsNet	$ 24,556,074
Holdings Count | Holding	185
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics (as of 4/30/2026)

Total Net Assets ("TNA")$24,556,074 # of Portfolio Holdings185 Portfolio Turnover Rate38%
Holdings [Text Block]

Top 10 Industries (% of TNA as of 4/30/2026)*

Table Summary
Value	Value
Semiconductors & Semiconductor Equipment	14.7%
Hotels, Restaurants & Leisure	8.6%
IT Services	8.3%
Financial Services	7.7%
Machinery	7.0%
Software	6.9%
Biotechnology	6.4%
Capital Markets	6.1%
Interactive Media & Services	5.8%
Communications Equipment	5.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of TNA as of 4/30/2026)Footnote Reference*

Table Summary
Applied Materials, Inc.	3.1%
KLA Corp.	3.0%
Baker Hughes Co.	3.0%
Catalyst Pharmaceuticals, Inc.	2.9%
Lam Research Corp.	2.9%
Alphabet, Inc., Class A	2.8%
F5, Inc.	2.8%
eBay, Inc.	2.8%
Cisco Systems, Inc.	2.6%
WESCO International, Inc.	2.6%
Footnote	Description
Footnote*	Excludes short-term investment holdings.

Material Fund Change [Text Block]

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[24]	The Institutional Class commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.